Trade and Other Payables (Details) - Schedule of Trade and Other Payables $ in Thousands, $ in Millions	Dec. 31, 2023 CAD ($)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Schedule of Trade and Other Payables [Line Items]
Trade payables	$ 4,570			$ 1,976
Other payables and accrued liabilities	39,056	[1]	$ 259.6	41,579	[1]
Trade and other payables	$ 43,626			$ 43,555

[1]	Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.